Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (as defined in Item 402(v)) and performance.

	Summary Compensation Table (SCT) Total for CEO(2) (b)	Compensation Actually Paid (CAP) for CEO(2) (c)	Avg. SCT Total for Other NEOs(3) (d)	Avg. CAP to Other NEOs(3) (e)	Value of Initial Fixed $100 Investment Based on(1)
Year (a)					TSR (f)	Peer Group TSR(4) (g)	Net Income(5) (h)	AIP Adjusted EBITDA(6) (i)
2024	$16,993,053	$32,379,792	$8,079,042	$9,772,662	$145.41	$194.42	$547	$1,186
2023	$12,041,383	$10,615,571	$4,498,085	$3,656,659	$108.45	$141.85	$225	$913
2022	$12,055,766	($7,762,831)	$4,314,685	($4,756,923)	$91.54	$116.41	$655	$1,175
2021	$12,856,819	$33,148,609	$8,187,795	$16,619,834	$154.71	$168.68	$962	$1,228
2020	$8,282,033	$6,272,873	$4,981,037	$3,770,266	$85.23	$98.15	$403	$714

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The CEO for each of the fiscal years is Mr. Ulbrich. For 2024, our other NEOs include Ms. Brennan and Messrs. Bloxam, Lerner, Murray and Shah. For 2023, our other NEOs include Ms. Brennan and Messrs. Lerner, Murray and Shah. For 2022 and 2021, our other NEOs include Ms. Brennan and Messrs. O’Brien, Lerner and Shah. For 2020, our other NEOs include Mses. Stephanie Plaines and Patricia Maxson and Messrs. O’Brien, Lerner, Shah, and Jeff Jacobson.
Peer Group Issuers, Footnote	Peer Group TSR represents the cumulative TSR of a customized group comprised of (1) CBRE Group Inc. (CBRE), a global commercial real estate services company publicly traded in the U.S., (2) Cushman & Wakefield plc (CWK), a global commercial real estate services company publicly traded in the U.S., (3) Colliers International Group Inc. (CIGI), a global commercial real estate services company, publicly traded in the U.S., and (4) Savills plc (SVS.L), a real estate services company publicly traded on the London Stock Exchange. The Peer Group TSR assumes the value of a $100 investment on December 31, 2019.
PEO Total Compensation Amount	$ 16,993,053	$ 12,041,383	$ 12,055,766	$ 12,856,819	$ 8,282,033
PEO Actually Paid Compensation Amount	$ 32,379,792	10,615,571	(7,762,831)	33,148,609	6,272,873
Adjustment To PEO Compensation, Footnote	The following adjustments relating to equity awards were made to total compensation for each year to determine compensation actually paid:
Chief Executive Officer

Year	SCT Total for CEO	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus: Change in Fair Value as of Year-End of Any Prior-Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of Vesting Date of Any Prior-Year Awards that Vested During Applicable Year	Compensation Actually Paid
2024	$16,993,053	$11,318,753	$18,424,886	$8,075,381	$205,226	$32,379,792
2023	$12,041,383	$8,688,178	$10,214,256	($2,100,454)	($851,435)	$10,615,571
2022	$12,055,766	$9,741,059	$4,725,115	($13,364,160)	($1,438,493)	($7,762,831)
2021	$12,856,819	$7,306,412	$13,489,870	$13,374,183	$734,149	$33,148,609
2020	$8,282,033	$4,906,575	$7,076,122	($3,958,415)	($220,293)	$6,272,873

(1)Amounts set forth in this table were computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 8,079,042	4,498,085	4,314,685	8,187,795	4,981,037
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,772,662	3,656,659	(4,756,923)	16,619,834	3,770,266
Adjustment to Non-PEO NEO Compensation Footnote
Other Named Executive Officers

Year	SCT Total	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus: Change in Fair Value as of Year-End of Any Prior-Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of Vesting Date of Any Prior-Year Awards that Vested During Applicable Year	Compensation Actually Paid
2024	$8,079,042	$4,605,016	$4,805,890	$1,428,852	$63,894	$9,772,662
2023	$4,498,085	$2,385,961	$2,805,032	($1,009,410)	($251,087)	$3,656,659
2022	$4,314,685	$2,771,149	$1,344,130	($6,730,314)	($914,275)	($4,756,923)
2021	$8,187,795	$4,616,761	$7,008,143	$5,637,019	$403,637	$16,619,834
2020	$4,981,037	$1,800,436	$1,794,360	($970,025)	($234,670)	$3,770,266
(1)Amounts set forth in this table were computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

Compensation Actually Paid vs. Net Income

CEO CAP	NEO CAP	Net Income	AIP Adjusted EBITDA

Compensation Actually Paid vs. Company Selected Measure

CEO CAP	NEO CAP	Net Income	AIP Adjusted EBITDA

Total Shareholder Return Vs Peer Group

CEO CAP	NEO CAP	JLL TSR	Peer Group TSR

Tabular List, Table	•AIP Adjusted EBITDA •AIP Adjusted EBITDA Margin •Free Cash Flow Conversion Ratio •Adjusted EPS •Relative TSR
Total Shareholder Return Amount	$ 145.41	108.45	91.54	154.71	85.23
Peer Group Total Shareholder Return Amount	194.42	141.85	116.41	168.68	98.15
Net Income (Loss)	$ 547,000,000	$ 225,000,000	$ 655,000,000	$ 962,000,000	$ 403,000,000
Company Selected Measure Amount	1,186,000,000	913,000,000	1,175,000,000	1,228,000,000	714,000,000
PEO Name	Mr. Ulbrich
Additional 402(v) Disclosure	Pursuant to the rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(6)The Company believes Adjusted EBITDA is the financial performance measure most closely linked to the calculation of compensation actually paid. AIP Adjusted EBITDA is defined on page 50.
The tables above demonstrate that over the measurement period, CAP for the CEO and NEOs trended directionally with the Company’s cumulative TSR, net income, and the Company Selected Measure (AIP Adjusted EBITDA). These changes are largely attributable to the fluctuation in value of outstanding equity awards, which correlate with increases and decreases in stock price and cumulative TSR. Over the measurement period, our cumulative TSR has slightly underperformed against the peer group.
The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s CEO and NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Measure:: 1
Pay vs Performance Disclosure
Name	AIP Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	AIP Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow Conversion Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,075,381	$ (2,100,454)	$ (13,364,160)	$ 13,374,183	$ (3,958,415)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,318,753)	(8,688,178)	(9,741,059)	(7,306,412)	(4,906,575)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	205,226	(851,435)	(1,438,493)	734,149	(220,293)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,424,886	10,214,256	4,725,115	13,489,870	7,076,122
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,428,852	(1,009,410)	(6,730,314)	5,637,019	(970,025)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,605,016)	(2,385,961)	(2,771,149)	(4,616,761)	(1,800,436)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,894	(251,087)	(914,275)	403,637	(234,670)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,805,890	$ 2,805,032	$ 1,344,130	$ 7,008,143	$ 1,794,360